Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Millions, $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Accounts receivable, net	$ 1,300	$ 1,107
Contract assets	977	642
Equity method investments under fair value option	148	300
Contract liabilities current	294	209
Other current liabilities	447	426
Contract liabilities noncurrent	$ 752	$ 702
Common stock, par value (in usd per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	1,097	1,088
Common stock, shares issued (in shares)	1,064	1,057
Common stock, shares, outstanding (in shares)	1,064	1,057
Related Party
Accounts receivable, net	$ 270	$ 279
Contract assets	646	152
Contract liabilities current	36	81
Other current liabilities	20	11
Contract liabilities noncurrent	$ 23	$ 24